SUMMARY OF FAIR VALUE AT GRANT DATE (Details)			12 Months Ended
	Dec. 29, 2021 $ / shares	Sep. 28, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 16, 2021 $ / shares	Jul. 31, 2020 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Current value of the underlying series A3 preferred stock		$ 5.26
Exercise price at date of grant		$ 0.001
Volatility		99.91%
Fair Value Assumptions, Expected Term		5 years
Dividend Rate		0.00%
Risk-free interest rates		1.02%
Average fair value at grant date		$ 5.26
Freight App Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Current value of the underlying series A3 preferred stock			$ 1.45			$ 0.60
Volatility			78.50%	104.20%
Fair Value Assumptions, Expected Term			5 years	5 years
Dividend Rate			0.00%	0.00%
Average fair value at grant date			$ 0.29	$ 0.15
Interest Rate			0.986%	0.20%
Exercise price of the warrants	$ 0.01		$ 0.25		$ 0.01
Risk- free interest rates	0.75
Freight App Inc [Member] | December Promissory Note [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Current value of the underlying series A3 preferred stock			$ 0.80
Freight App Inc [Member] | Minimum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Current value of the underlying series A3 preferred stock					0.75
Exercise price of the warrants					0.01
Freight App Inc [Member] | Minimum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price of the warrants	$ 0.01
Freight App Inc [Member] | Maximum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Current value of the underlying series A3 preferred stock					0.82
Exercise price of the warrants					$ 1.125
Freight App Inc [Member] | Maximum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk-free interest rates	144.00%
Exercise price of the warrants	$ 1.125
Freight App Inc [Member] | Measurement Input, Expected Term [Member]
Subsidiary or Equity Method Investee [Line Items]
Contractual life of the warrants			7 years
Freight App Inc [Member] | Measurement Input, Expected Term [Member] | Minimum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Contractual life of the warrants					3 months 18 days
Freight App Inc [Member] | Measurement Input, Expected Term [Member] | Minimum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Contractual life of the warrants	3 months 18 days
Freight App Inc [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Contractual life of the warrants					7 years
Freight App Inc [Member] | Measurement Input, Expected Term [Member] | Maximum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Contractual life of the warrants	7 years
Freight App Inc [Member] | Measurement Input, Price Volatility [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates			101.70
Freight App Inc [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates					58.5
Freight App Inc [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates	66.6
Freight App Inc [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates					71.3
Freight App Inc [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates	71.3
Freight App Inc [Member] | Measurement Input, Expected Dividend Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates			0.00
Freight App Inc [Member] | Measurement Input, Expected Dividend Rate [Member] | September Promissory Note [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates					0.00
Freight App Inc [Member] | Measurement Input, Expected Dividend Rate [Member] | December Promissory Note [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates	0.00
Freight App Inc [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates			0.22
Freight App Inc [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates					0.02
Freight App Inc [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | December Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates	0.02
Freight App Inc [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | September Promissory Note [Member]
Subsidiary or Equity Method Investee [Line Items]
Risk- free interest rates					1.44